Stock Warrants (Details) - Schedule of Outstanding Common Stock Warrants	12 Months Ended
Dec. 31, 2023 $ / shares shares
Schedule of Outstanding Common Stock Warrants [Abstract]
Number of Shares Issuable | shares	5,387,966
Exercise Price | $ / shares	$ 9.58
Expiration Date	Oct-2028
Classification	Liability